Annual Total Returns - International Index Portfolio [BarChart] - 02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-05 - International Index Portfolio - Initial Class	Apr. 30, 2021
Bar Chart Table:
Annual Return 2019	21.53%
Annual Return 2020	10.69%